Investments In Associates And Joint Ventures - Summary of Detailed Information about Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Carrying amount, joint ventures	S/ 18,618	S/ 103,356	S/ 146,303	S/ 147,069
Common Share [Member] | Tecgas N.V. [member]
Disclosure of associates [line items]
Interest in capital, joint ventures		51.00%
Common Share [Member] | Sistemas SEC [member]
Disclosure of associates [line items]
Interest in capital, joint ventures	49.00%	49.00%
Common Share [Member] | Logistica Qumicos del Sur S.A.C. [member]
Disclosure of associates [line items]
Interest in capital, joint ventures	50.00%	50.00%
Common Share [Member] | G.S.J.V. SCC [member]
Disclosure of associates [line items]
Interest in capital, joint ventures	50.00%	50.00%
Common Share [Member] | Constructora SK-VyV Ltda. [member]
Disclosure of associates [line items]
Interest in capital, joint ventures	50.00%	50.00%
Common Share [Member] | Tecgas N.V. [member]
Disclosure of associates [line items]
Carrying amount, joint ventures		S/ 84,100
Common Share [Member] | Sistemas SEC [member]
Disclosure of associates [line items]
Carrying amount, joint ventures	S/ 10,112	9,591
Common Share [Member] | Logistica Qumicos del Sur S.A.C. [member]
Disclosure of associates [line items]
Carrying amount, joint ventures	7,343	8,515
Common Share [Member] | G.S.J.V. SCC [member]
Disclosure of associates [line items]
Carrying amount, joint ventures	878	861
Common Share [Member] | Constructora SK-VyV Ltda. [member]
Disclosure of associates [line items]
Carrying amount, joint ventures	49	59
Common Share [Member] | Other joint ventures [Member]
Disclosure of associates [line items]
Carrying amount, joint ventures	S/ 236	S/ 230